12. Income Taxes (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Stock-based compensation	(103,859)	(238,234)	(244,000)
Expected tax provision	6,016	40,106	28,000
Change in future income taxes resulting from enacted tax rate reduction	(29,187)	(19,301)	(3,000)
Change in valuation allowance	23,171	(20,805)	(25,000)
Income tax provision	0	0	0